ADVERTISING COSTS	12 Months Ended
Mar. 31, 2013
ADVERTISING COSTS
ADVERTISING COSTS

20.            ADVERTISING COSTS

Advertising costs, which are included in “Selling, general and administrative expenses” incurred during the years ended March 31, 2011, 2012 and 2013, relate primarily to advertisements in magazines and journals and amounted to ¥16,230 thousand, ¥30,670 thousand and ¥83,153 thousand, respectively.